Schedule of Investments
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–76.40%
Australia–2.97%
Charter Hall Long Wale REIT	1,843,154	$6,550,391
Dexus	1,010,121	7,242,543
Mirvac Group	3,075,765	5,828,593
		19,621,527
Belgium–0.88%
Cofinimmo S.A.	30,602	4,550,170
VGP N.V.	8,787	1,254,971
		5,805,141
Canada–3.20%
Allied Properties REIT	191,400	6,015,976
Canadian Apartment Properties REIT	104,700	4,124,472
Killam Apartment REIT	197,300	2,676,850
SmartCentres REIT	368,600	6,837,279
Summit Industrial Income REIT	147,300	1,502,830
		21,157,407
China–0.18%
China Overseas Land & Investment Ltd.	508,500	1,216,394
Denmark–0.43%
Orsted A/S(a)	15,749	2,843,156
France–1.12%
Gecina S.A.	7,358	1,114,326
ICADE	48,176	3,567,343
Klepierre S.A.(b)	121,577	2,692,166
		7,373,835
Germany–5.09%
Aroundtown S.A.	681,078	4,721,508
Deutsche Wohnen SE	71,875	3,601,557
Grand City Properties S.A.	121,142	2,859,895
Vonovia SE	327,872	22,475,906
		33,658,866
Hong Kong–3.70%
CK Asset Holdings Ltd.	1,258,000	6,660,579
Hang Lung Properties Ltd.	938,000	2,329,186
New World Development Co. Ltd.	258,000	1,302,833
Sino Land Co. Ltd.	2,146,000	2,926,459
Sun Hung Kai Properties Ltd.	722,000	9,412,022
Wharf Real Estate Investment Co. Ltd.	390,000	1,805,404
		24,436,483
Italy–0.62%
Infrastrutture Wireless Italiane S.p.A.(a)	319,144	4,102,859
Japan–8.45%
Activia Properties, Inc.(b)	1,132	4,218,802
Comforia Residential REIT, Inc.	1,035	2,869,035
Daiwa House REIT Investment Corp.	1,632	3,920,103
Daiwa Office Investment Corp.(b)	429	2,455,981
Daiwa Securities Living Investments Corp.	2,246	1,932,105
Shares		Value
Japan–(continued)
GLP J-REIT (Acquired 06/24/2020-08/05/2020; Cost $1,368,536)(c)	995	$1,499,215
Japan Prime Realty Investment Corp.	275	805,227
Japan Real Estate Investment Corp.	444	2,301,916
Japan Retail Fund Investment Corp.	1,070	1,697,187
LaSalle Logiport REIT	3,778	5,653,124
Mitsui Fudosan Co. Ltd.	529,500	11,066,640
Mitsui Fudosan Logistics Park, Inc.	847	4,023,430
Mori Hills REIT Investment Corp.	1,295	1,708,538
Nippon Accommodations Fund, Inc.	356	1,968,174
Nippon Prologis REIT, Inc.(b)	594	1,864,202
Nomura Real Estate Holdings, Inc.	100,900	2,172,456
Sumitomo Realty & Development Co. Ltd.	89,500	2,898,379
Tokyu Fudosan Holdings Corp.	587,300	2,824,603
		55,879,117
Mexico–0.90%
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	1,654,000	2,099,187
PLA Administradora Industrial, S. de R.L. de C.V.	1,357,000	1,940,466
Prologis Property Mexico S.A. de C.V.	868,484	1,875,748
		5,915,401
Singapore–2.44%
Ascendas Real Estate Investment Trust, Rts., expriring 12/31/2020(d)	71,567	533
Ascendas REIT	1,934,232	4,237,326
CapitaLand Ltd.	1,477,900	3,412,092
City Developments Ltd.	703,500	4,071,739
Keppel DC REIT	830,100	1,739,526
Mapletree Commercial Trust	1,768,279	2,673,758
		16,134,974
South Africa–0.10%
Equites Property Fund Ltd.	575,956	639,946
Spain–1.76%
Atlantica Sustainable Infrastructure PLC (Acquired 03/26/2019-04/02/2019; Cost $2,363,267)(c)	128,944	4,434,384
Cellnex Telecom S.A.(a)	66,106	4,163,425
Merlin Properties SOCIMI S.A.	333,905	3,064,347
		11,662,156
Sweden–1.57%
Fabege AB	160,122	2,508,438
Hufvudstaden AB, Class A	89,943	1,425,331
Wihlborgs Fastigheter AB	292,863	6,459,139
		10,392,908
Switzerland–0.64%
Swiss Prime Site AG	46,837	4,195,780
United Kingdom–1.74%
Assura PLC	1,768,047	1,760,384
Big Yellow Group PLC	227,936	3,451,358

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
United Kingdom–(continued)
Derwent London PLC	21,506	$869,966
GCP Student Living PLC	769,545	1,502,072
Stenprop Ltd.	542,343	969,638
Tritax Big Box REIT PLC	1,347,442	2,967,973
		11,521,391
United States–40.61%
Agree Realty Corp.	100,080	6,595,272
American Homes 4 Rent, Class A	351,357	10,090,973
American Tower Corp.	22,013	5,089,406
Americold Realty Trust	259,564	8,858,919
Apple Hospitality REIT, Inc.	246,043	3,262,530
AvalonBay Communities, Inc.	79,811	13,295,714
Boston Properties, Inc.	143,962	14,131,310
CareTrust REIT, Inc.	71,016	1,379,841
CoreSite Realty Corp.	10,816	1,356,218
Crown Castle International Corp.	41,080	6,883,776
CyrusOne, Inc.	66,945	4,680,125
DiamondRock Hospitality Co.	383,636	2,884,943
Digital Realty Trust, Inc.	81,363	10,963,664
Duke Realty Corp.	224,481	8,543,747
Equity Residential	46,282	2,680,653
Essential Properties Realty Trust, Inc.	85,896	1,764,304
Extra Space Storage, Inc.	19,754	2,226,868
Four Corners Property Trust, Inc.	91,958	2,575,744
Gaming and Leisure Properties, Inc.	31,933	1,326,497
Healthcare Trust of America, Inc., Class A	48,729	1,268,416
Healthpeak Properties, Inc.	363,158	10,480,740
Hilton Worldwide Holdings, Inc.	27,191	2,817,803
Host Hotels & Resorts, Inc.	264,253	3,707,470
Hudson Pacific Properties, Inc.	326,500	8,489,000
Invitation Homes, Inc.	324,655	9,278,640
JBG SMITH Properties	77,618	2,385,977
Life Storage, Inc.	96,968	10,639,329
Marriott International, Inc., Class A	22,819	2,895,046
Medical Properties Trust, Inc.	98,953	1,919,688
Mid-America Apartment Communities, Inc.	30,248	3,816,088
National Retail Properties, Inc.	211,517	7,974,191
Omega Healthcare Investors, Inc.	111,978	3,943,865
Prologis, Inc.	250,276	25,040,114
QTS Realty Trust, Inc., Class A	40,304	2,394,461
Realty Income Corp.	7,424	445,217
Regency Centers Corp.	31,119	1,418,404
RLJ Lodging Trust	461,253	5,687,249
STAG Industrial, Inc.	199,549	5,942,569
Sun Communities, Inc.	47,817	6,646,563
Sunstone Hotel Investors, Inc.	592,394	6,220,137
UDR, Inc.	218,825	8,418,198
Ventas, Inc.	371,354	17,791,570
VICI Properties, Inc.	259,158	6,554,106
Weyerhaeuser Co.	125,197	3,635,721
		268,401,066
Total Common Stocks & Other Equity Interests (Cost $460,948,394)		504,958,407
Preferred Stocks–21.64%
United States–21.64%
American Homes 4 Rent, 6.50%, Series D, Pfd.	481,166	12,486,258
Shares		Value
United States–(continued)
American Homes 4 Rent, 6.35%, Series E, Pfd.	402,532	$10,425,579
American Homes 4 Rent, 5.88%, Series F, Pfd.	262,346	6,855,101
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	2,226,248
American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	5,472,735
DiamondRock Hospitality Co., 8.25%, Pfd.	130,513	3,439,017
Digital Realty Trust, Inc., 6.63%, Series C, Pfd.	116,400	3,027,564
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	144,600	3,875,280
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	121,800	3,331,230
Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.	34,560	3,473,280
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.	195,800	981
National Retail Properties, Inc., 5.20%, Series F, Pfd.	389,108	10,011,749
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	174,000	4,635,360
Pebblebrook Hotel Trust, 6.50%, Series C, Pfd.	226,070	5,233,520
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	5,090,599
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	3,892,079
Public Storage, 4.95%, Series D, Pfd.	245,000	6,367,550
Public Storage, 5.15%, Series F, Pfd.	14,600	389,966
QTS Realty Trust, Inc., 7.13%, Series A, Pfd.	264,973	7,313,255
QTS Realty Trust, Inc., 6.50%, Series B, Conv. Pfd.	19,200	2,592,384
Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	100,500	2,645,160
Saul Centers, Inc., 6.13%, Series D, Pfd.	2,347	57,243
SL Green Realty Corp., 6.50%, Series I, Pfd.	217,900	5,621,820
STAG Industrial, Inc., 6.88%, Series C, Pfd.	124,100	3,195,575
Summit Hotel Properties, Inc., 6.25%, Series E, Pfd.	319,949	7,166,858
Sunstone Hotel Investors, Inc., 6.95%, Series E, Pfd.	157,000	3,882,610
Sunstone Hotel Investors, Inc., 6.45%, Series F, Pfd.	116,300	2,845,849
VEREIT, Inc., 6.70%, Series F, Pfd.	280,815	7,110,236
Vornado Realty Trust, 5.40%, Series L, Pfd.	213,400	5,354,206
Vornado Realty Trust, 5.25%, Series M, Pfd.	200,000	5,010,000
Total Preferred Stocks (Cost $140,299,385)		143,029,292
Money Market Funds–1.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f)	3,566,929	3,566,929
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(e)(f)	3,545,222	3,546,640
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	4,076,490	4,076,491
Total Money Market Funds (Cost $11,189,050)		11,190,060
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.73% (Cost $612,436,829)		659,177,759
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.51%
Invesco Private Government Fund, 0.02%(e)(f)(g)	4,000,507	$4,000,507
Invesco Private Prime Fund, 0.12%(e)(f)(g)	5,998,960	6,000,760
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,001,267)		10,001,267
TOTAL INVESTMENTS IN SECURITIES—101.24% (Cost $622,438,096)		669,179,026
OTHER ASSETS LESS LIABILITIES–(1.24)%		(8,193,128)
NET ASSETS–100.00%		$660,985,898
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $13,208,627, which represented 2.00% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Restricted security. The aggregate value of these securities at period end was $5,933,599, which represented less than 1% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,763,737	$9,847,986	$(9,044,794)	$-	$-	$3,566,929	$95
Invesco Liquid Assets Portfolio, Institutional Class	2,973,652	7,034,275	(6,460,567)	(263)	(457)	3,546,640	632
Invesco Treasury Portfolio, Institutional Class	3,158,557	11,254,840	(10,336,906)	-	-	4,076,491	85
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	12,152,326	(8,151,819)	-	-	4,000,507	114*
Invesco Private Prime Fund	-	14,348,712	(8,347,990)	-	38	6,000,760	416*
Total	$8,895,946	$54,638,139	$(42,342,076)	$(263)	$(419)	$21,191,327	$1,342

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$19,621,527	$—	$19,621,527
Belgium	—	5,805,141	—	5,805,141
Canada	21,157,407	—	—	21,157,407
China	—	1,216,394	—	1,216,394
Denmark	2,843,156	—	—	2,843,156
France	—	7,373,835	—	7,373,835
Germany	—	33,658,866	—	33,658,866
Hong Kong	—	24,436,483	—	24,436,483
Italy	—	4,102,859	—	4,102,859
Japan	2,172,456	53,706,661	—	55,879,117
Mexico	5,915,401	—	—	5,915,401
Singapore	—	16,134,974	—	16,134,974
South Africa	—	639,946	—	639,946
Spain	4,434,384	7,227,772	—	11,662,156
Sweden	—	10,392,908	—	10,392,908
Switzerland	—	4,195,780	—	4,195,780
United Kingdom	—	11,521,391	—	11,521,391
United States	411,430,358	—	—	411,430,358
Money Market Funds	11,190,060	10,001,267	—	21,191,327
Total Investments	$459,143,222	$210,035,804	$—	$669,179,026
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Real Estate Income Fund